Note 1 - Basis of Presentation and General Information - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Cash and cash equivalents	$ 894,915	$ 745,544	$ 682,732
Restricted cash – current portion	7,528	10,645	10,189
Restricted cash – non-current portion	71,038	$ 69,015	83,312
Total cash, cash equivalents and restricted cash	$ 973,481		$ 776,233